Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1 TO FORM S-1 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Document Period End Date	Oct. 25, 2012
Entity Registrant Name	InspireMD, Inc.
Entity Central Index Key	0001433607
Entity Filer Category	Accelerated Filer